Related party balances and transactions (Related party balances) (Cash deposits in related parties) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum Range
Disclosure of transactions between related parties [line items]
Annual interest rate	0.35%	0.35%
Maximum Range
Disclosure of transactions between related parties [line items]
Annual interest rate	1.49%	1.35%
Huaneng Finance
Disclosure of transactions between related parties [line items]
Savings deposit	¥ 8,067,854	¥ 9,529,586